Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income (loss)	$ 189,360	$ (3,368)	$ 90,982
Other comprehensive income (loss) before reclassifications
Pension adjustments, net of taxes	1,024	1,881	(548)
Amounts reclassified from accumulated other comprehensive loss
Other comprehensive income (loss):	1,706	54,732	(49,616)
Comprehensive income	191,066	51,364	41,366
Comprehensive income attributable to non-controlling interests	(111,362)	(20,203)	(140,106)
Comprehensive income (loss) attributable to shareholders of Teekay Corporation	79,704	31,161	(98,740)
Discontinued Operations
Other comprehensive income (loss) before reclassifications
Unrealized gain (loss) on qualifying cash flow hedging instruments - discontinued operations	0	29,292	(66,958)
Amounts reclassified from accumulated other comprehensive loss
Realized loss on qualifying cash flow hedging instruments	$ 682	$ (23,559)	$ (17,890)